Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1.	Organization and Description of Business
Impel Neuropharma, Inc. (“the Company”), is a biopharmaceutical company focused on the development and commercialization of transformative therapies for people suffering from diseases with high unmet medical needs, with an initial focus on the central nervous system, or CNS. The Company’s strategy is to pair its proprietary Precision Olfactory Delivery, or POD, upper nasal delivery technology with well-understood therapeutics or other therapeutics where rapid vascular absorption is preferred to drive therapeutic benefit, improve patient outcomes, reduce drug development risk and expand the commercial opportunity within its target diseases. The Company was incorporated under the laws of the State of Delaware on
July 24, 2008, maintains its headquarters and principal operations in Seattle, Washington, and performs certain of its research and development activities in Australia.

Initial	Public Offering
On April 22, 2021, the Company’s Registration Statement on Form
S-1
relating to its initial public offering, or IPO, was declared effective by the Securities and Exchange Commission, or the SEC, and the shares of its common stock began trading on the Nasdaq Global Select Market on April 23, 2021. The IPO closed on April 27, 2021, pursuant to which the Company issued and sold 5,333,334 shares of its common stock at a public offering price of $15.00 per share. The Company received net proceeds of approximately $72.0 million from the IPO, after deducting underwriting discounts and commissions of $5.6 million and offering costs of $2.4 million. Prior to the completion of the IPO, all shares of redeemable convertible preferred stock then outstanding were converted into 12,605,800 shares of common stock. In addition, the warrant held by Avenue Venture Opportunities Fund, L.P., or Avenue, was exchanged for 107,663 shares of common stock and warrants to purchase 1,987,348 shares of redeemable convertible preferred stock were cash exercised or automatically net exercised into an aggregate of 61,515 shares of common stock. The convertible notes issued in March 2021 for an aggregate principal amount of $7.5 million (see Note 6) were also converted into 559,585 shares of common stock at a 10% discount of the IPO price.

Reverse	Stock Split
In April 2021, the Company’s board of directors and stockholders approved an amendment to the Company’s certificate of incorporation to effect a reverse split of shares of the Company’s common stock on an one-for-16.37332
basis, which was effected on April 16, 2021 (the “Reverse Stock Split”). The number of authorized shares and the par values of the common stock and redeemable convertible preferred stock were not adjusted as a result of the Reverse Stock Split. In connection with the Reverse Stock Split, the conversion ratio for the Company’s outstanding redeemable convertible preferred stock was proportionately adjusted such that the common stock issuable upon conversion of such preferred stock was decreased in proportion to the Reverse Stock Split. All references to common stock and options to purchase common stock share data, per share data and related information contained in the condensed consolidated financial statements have been retroactively adjusted to reflect the effect of the Reverse Stock Split for all periods presented.

Liquidity	and Capital Resources
The Company raised $72.0 million in net proceeds from its IPO in April 2021 and from the Company’s inception through June 30, 2021, it raised an aggregate of $214.5 million in gross cash proceeds from the IPO, sale and issuance of redeemable convertible preferred stock, convertible notes, debt and warrants. The Company had a cash and cash equivalents balance of $60.9 million as of June 30, 2021.

Based upon the Company’s current operating plan, it estimates that its cash and cash equivalents as of June 30, 2021, are together sufficient for the Company to fund operating, investing, and financing cash flow needs for at least one year from the issuance date of these interim financial statements. On July 2, 2021, the Company entered into a loan and security agreement with Oxford Finance LLC (“Oxford”), as the collateral agent and a lender, and Silicon Valley Bank (“SVB”), as a lender to potentially borrow up to an aggregate principal amount of $50.0 million in a series of term loans (see Note 14). In the event of an FDA approval, the Company may be required to raise additional capital to meet working capital needs associated with commercialization. If sufficient funds on acceptable terms are not available when needed, the Company could be required to reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs or planned product launch plans. Failure to manage discretionary spending or raise additional financing, as needed, may adversely impact the Company’s ability to achieve its intended business objectives. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

1.	Organization and Description of Business
Impel Neuropharma, Inc., or the Company, is a biopharmaceutical company focused on the development and commercialization of transformative therapies for people suffering from diseases with high unmet medical needs, with an initial focus on the central nervous system, or CNS. The Company’s strategy is to pair its proprietary Precision Olfactory Delivery, or POD, upper nasal delivery technology with well-understood therapeutics or other therapeutics where rapid vascular absorption is preferred to drive therapeutic benefit, improve patient outcomes, reduce drug development risk and expand the commercial opportunity within its target diseases. The Company was incorporated under the laws of the State of Delaware on
July 24, 2008, maintains its headquarters and principal operations in Seattle, Washington, and performs certain of its research and development activities in Australia.

Liquidity	and Capital Resources
The Company has incurred losses since its inception and had an accumulated deficit of $138.3 million as of December 31, 2020. The Company had a cash balance of $7.1 million as of December 31, 2020 and cash used in operations totaled $39.2 million for the year ended December 31, 2020. The Company believes that its cash as of December 31, 2020 will not be sufficient for the Company to continue as a going concern for at least one year from the issuance date of its financial statements. The Company believes that this raises substantial doubt about its ability to continue as a going concern. As a result, the Company will be required to raise additional capital. If sufficient funds on acceptable terms are not available when needed, the Company could be required to significantly reduce its operating expenses and delay, reduce the scope of or eliminate one or more of its development programs. Failure to manage discretionary spending or raise additional financing, as needed, may adversely impact the Company’s ability to achieve its intended business objectives. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.